UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       The AllianceBernstein Portfolios
       1345 Avenue of the Americas
       New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

       AllianceBernstein Tax-Managed Wealth Appreciation Strategy
       (Class A, Class B, Class C and Advisor Class shares)

       AllianceBernstein Tax-Managed Balanced Wealth Strategy
       (formerly: Alliance Growth Investors Fund
       (Class A, Class B, Class C and Advisor Class shares)

       AllianceBernstein Tax-Managed Wealth Preservation Strategy
       (formerly: Alliance Conservative Investor)
       (Class A, Class B, Class C and Advisor Class shares)

       AllianceBernstein Wealth Appreciation Strategy
       (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

       AllianceBernstein Balanced Wealth Strategy
       (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

       AllianceBernstein Wealth Preservation Strategy
       (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)


3.     Investment Company Act File Number:

       811-05088

       Securities Act File Number:

       33-12988


4(a).  Last day of fiscal year for which this Form is filed:

       August 31, 2006


4(b).  |_|    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
              Instruction A.2)


4(c).  |_|    Check box if this is the last time the issuer will be filing this
              Form.


5.     Calculation of registration fee:


       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):


              AllianceBernstein Tax-Managed Wealth
              Appreciation Strategy                                 $205,400,526

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                       $123,912,179

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor)                        $57,714,660

              AllianceBernstein Wealth
              Appreciation Strategy                                 $803,473,474

              AllianceBernstein Balanced Wealth
              Strategy                                            $1,069,583,347

              AllianceBernstein Wealth
              Preservation Strategy                                 $306,456,785

              Total:                                              $2,566,540,971


       (ii)   Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:

              AllianceBernstein Tax-Managed Wealth
              Appreciation Strategy                                  $43,715,630

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                        $61,145,206

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor)                        $44,750,301

              AllianceBernstein Wealth
              Appreciation Strategy                                 $180,157,568

              AllianceBernstein Balanced Wealth
              Strategy                                              $301,863,959

              AllianceBernstein Wealth
              Preservation Strategy
                                                                    $122,098,107

              Total:                                                $753,730,771

       (iii)  Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce
              registration fees payable to the
              Commission:

              AllianceBernstein Tax-Managed Wealth
              Appreciation Strategy                                           $0

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                                 $0

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor)                                 $0

              AllianceBernstein Wealth
              Appreciation Strategy                                           $0

              AllianceBernstein Balanced Wealth
              Strategy                                                        $0

              AllianceBernstein Wealth
              Preservation Strategy                                           $0

              Total:                                                          $0

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:

              AllianceBernstein Tax-Managed Wealth
              Appreciation Strategy                                  $43,715,630

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                        $61,145,206

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor)                        $44,750,301

              AllianceBernstein Wealth
              Appreciation Strategy                                 $180,157,568

              AllianceBernstein Balanced Wealth
              Strategy                                              $301,863,959

              AllianceBernstein Wealth
              Preservation Strategy                                 $122,098,107

              Total:                                                $753,730,771

       (v)    Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from 5(i)]:

              AllianceBernstein
              Tax-Managed Wealth Appreciation
              Strategy                                              $161,684,896

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                        $62,766,973

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor Fund)                   $12,964,359

              AllianceBernstein Wealth
              Appreciation Strategy                                 $623,315,906

              AllianceBernstein Balanced Wealth
              Strategy                                              $767,719,388

              AllianceBernstein Wealth
              Preservation Strategy                                 $184,358,678

              Total:                                              $1,812,810,200

       (vi)   Redemption credits available for use
              in future years - if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(i) from Item 5(iv)]:

              AllianceBernstein Tax-Managed Wealth
              Appreciation Strategy                                           $0

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                                 $0

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor Fund)                            $0

              AllianceBernstein Wealth
              Appreciation Strategy                                           $0

              AllianceBernstein Balanced Wealth
              Strategy                                                        $0

              AllianceBernstein Wealth
              Preservation Strategy                                           $0

              Total:                                                          $0

       (vii)  Multiplier for determining
              registration fee (See Instruction
              C.9):                                                  x $0.000107

       (viii) Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):

              AllianceBernstein Tax-Managed
              Wealth Appreciation Strategy                            $17,300.28

              AllianceBernstein Tax-Managed
              Balanced Wealth Strategy (formerly:
              Alliance Growth Investors Fund)                          $6,716.07

              AllianceBernstein Tax-Managed Wealth
              Preservation Strategy (formerly:
              Alliance Conservative Investor Fund)                     $1,387.19

              AllianceBernstein Wealth
              Appreciation Strategy                                   $66,694.80

              AllianceBernstein Balanced Wealth
              Strategy                                                $82,145.97

              AllianceBernstein Wealth
              Preservation Strategy                                   $19,726.38

              Total:                                                 $193,970.69


6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $193,970.69


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 15, 2006

       Method of Delivery:

       |X|   Wire transfer

       |_|   Mail or other means

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*
                                         /s/ Stephen J. Laffey
                                         -------------------------
                                             Stephen J. Laffey
                                             Assistant Clerk


Date  November 17, 2006


*Please print the name and title of the signing officer below the signature.




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